Unaudited Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Unaudited Condensed Consolidated Statements of Comprehensive Income
Profit for the period	$ 534	$ 1,158
Exchange movements on foreign operations and net investment hedges:
Exchange movements arising during the period	(201)	45
Related tax		1
Exchange movements on foreign operations and net investment hedges	(201)	46
Unrealised gains arising in the period (before the impact of Jackson's reinsurance transaction with Athene):
Net unrealised gains on holdings arising in the period	2,737	3,411
Deduct net gains included in the income statement on disposal and impairment	(197)	(25)
Total	2,540	3,386
Related change in amortisation of deferred acquisition costs	(287)	(560)
Related tax	(472)	(593)
Total	1,781	2,233
Impact of Jackson's reinsurance transaction with Athene:
Gains recycled to the income statement on transfer of debt securities to Athene	(2,817)
Related change in amortisation of deferred acquisition costs	535
Related tax	479
Total	(1,803)
Total valuation movements on available-for-sale debt securities.	(22)	2,233
Total items that may be reclassified subsequently to profit or loss	(223)	2,279
Shareholders' share of actuarial gains and losses on defined benefit pension schemes:
Net actuarial losses on defined benefit pension schemes		(112)
Related tax		18
Total items that will not be reclassified to profit or loss		(94)
Other comprehensive (loss) income	(223)	2,185
Total comprehensive income for the period from continuing operations	311	3,343
Total comprehensive income for the period from discontinued operations		839
Total comprehensive income for the period	311	4,182
Attributable to:
Equity holders of the Company From continuing operations	290	3,337
Equity holders of the Company From discontinued operations		839
Non-controlling interests from continuing operations	21	6
Total comprehensive income for the period	$ 311	$ 4,182